ORDINARY SHARES - Summary of ordinary shares (Details) - $ / shares	Dec. 31, 2025	Dec. 31, 2024	Nov. 04, 2016
ORDINARY SHARES
Ordinary shares, shares authorized			388,594,477
Ordinary shares, par value (in dollars per share)			$ 0.0005
Class A ordinary shares
ORDINARY SHARES
Ordinary shares, shares authorized	498,911,230	498,911,230
Ordinary shares, par value (in dollars per share)	$ 0.0005	$ 0.0005
Ordinary shares, shares issued	352,452,783	269,203,783
Ordinary shares, shares outstanding	352,452,783	269,203,783
Class B ordinary shares
ORDINARY SHARES
Ordinary shares, shares authorized	81,088,770	81,088,770
Ordinary shares, par value (in dollars per share)	$ 0.0005	$ 0.0005
Ordinary shares, shares issued	81,088,770	81,088,770
Ordinary shares, shares outstanding	81,088,770	81,088,770